Consolidated Statements of Changes in Equity (Unaudited) - USD ($) shares in Thousands, $ in Thousands	Total	Additional Paid-In Capital [Member]	Number of Common Shares	Share Capital Subscription [Member]	Retained Earnings (Accumulated Deficit)
Balance, shares at Dec. 31, 2020			77,961
Balance, amount at Dec. 31, 2020	$ 2,145	$ 31,037	$ 151,722	$ (589)	$ (180,025)
Statement [Line Items]
Share issuance for cash and share subscription, shares			3,670
Share issuance for cash and share subscription, amount	6,953	(717)	$ 7,670	0	0
Warrants issued	330	330
Stock-based compensation and service fee, shares			2,865
Stock-based compensation and service fee, amount	1,882	(2,230)	$ 4,112	0	0
Net loss	(9,727)	0	$ 0	0	(9,727)
Balance, shares at Sep. 30, 2021			84,496
Balance, amount at Sep. 30, 2021	1,583	28,420	$ 163,504	(589)	(189,752)
Balance, shares at Dec. 31, 2021			85,546
Balance, amount at Dec. 31, 2021	(506)	27,584	$ 165,061	(589)	(192,562)
Statement [Line Items]
Share issuance for cash and share subscription, shares			3,984
Share issuance for cash and share subscription, amount	4,266	(568)	$ 4,834	0	0
Warrants issued	1,741	1,741
Stock-based compensation and service fee, shares			1,735
Stock-based compensation and service fee, amount	509	(1,856)	$ 2,365	0	0
Net loss	(5,237)	0	$ 0	0	(5,237)
Balance, shares at Sep. 30, 2022			91,265
Balance, amount at Sep. 30, 2022	$ 773	$ 26,901	$ 172,260	$ (589)	$ (197,799)